Pensions and post-retirement benefits - Disclosure of income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Current service cost	£ 150	£ 119	£ 28
Net finance (income)/cost	(157)	(222)	(122)
Past service cost	0	0	20
Other movements	1	(1)	0
Total	£ (6)	£ (104)	£ (74)